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                                                              State Street Corp.
                                                                  K. David James
                                                              One Federal Street
                                                                       9th Floor
                                                                Boston, MA 02110
                                                                    617-662-3968
                                                              617-662-3805 (fax)

January 14, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Williams Capital Management Trust (the "Trust")
         (File Nos. 333-98485 and 811-21186)

Ladies and Gentlemen:

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Trust do not differ from that contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 10, 2003.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.

Sincerely,

/s/K. David James
K. David James
Counsel